Cover	Oct. 06, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 06, 2026
Entity File Number	001-41154
Entity Registrant Name	SIDUS SPACE, INC.
Entity Central Index Key	0001879726
Entity Tax Identification Number	46-0628183
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	400 Imperial Blvd., Suite 201
Entity Address, Address Line Two	Suite 201
Entity Address, City or Town	Cape Canaveral
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32920
City Area Code	(321)
Local Phone Number	613-5620
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	SIDU
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false